WCM Developing World Equity Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 100.0%
	ARGENTINA — 2.6%
33	MercadoLibre, Inc.*	$49,895
	BRAZIL — 4.6%
53,500	Hapvida Participacoes e Investimentos S.A.*	39,469
8,400	TOTVS S.A.	47,532
		87,001
	CANADA — 4.9%
509	Canadian Pacific Kansas City Ltd.	44,877
4,105	Ivanhoe Mines Ltd. - Class A*	48,971
		93,848
	CHINA — 8.9%
12,460	Glodon Co., Ltd. - Class A	20,188
1,000	Shenzhen Mindray Bio-Medical Electronics Co., Ltd. - Class A	38,726
5,400	Shenzhou International Group Holdings Ltd.	51,123
1,500	Tencent Holdings Ltd.	58,222
		168,259
	HONG KONG — 6.5%
11,014	AIA Group Ltd.	73,948
1,700	Hong Kong Exchanges & Clearing Ltd.	49,478
		123,426
	HUNGARY — 2.8%
2,115	Richter Gedeon Nyrt	53,655
	INDIA — 10.4%
2,712	Bharti Airtel Ltd.	39,950
1,323	HDFC Bank Ltd. - ADR	74,048
1,841	ICICI Bank Ltd. - ADR	48,621
739	Tata Consultancy Services Ltd.	34,347
		196,966
	INDONESIA — 4.4%
38,430	Bank Central Asia Tbk P.T.	24,420
271,432	Telkom Indonesia Persero Tbk P.T.	59,405
		83,825
	MALAYSIA — 2.1%
32,000	IHH Healthcare Bhd	40,769
	MEXICO — 5.7%
3,331	Grupo Aeroportuario del Pacifico S.A.B. de C.V. - Class B	53,500

WCM Developing World Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MEXICO (Continued)
19,534	Megacable Holdings S.A.B. de C.V.	$54,309
		107,809
	NETHERLANDS — 3.6%
40	Adyen N.V.*	67,666
	PERU — 4.1%
457	Credicorp Ltd.	77,430
	SINGAPORE — 4.7%
4,077	United Overseas Bank Ltd.	88,497
	SOUTH AFRICA — 3.5%
2,753	Bid Corp. Ltd.	67,126
	SOUTH KOREA — 8.4%
3,277	Coupang, Inc.*	58,298
1,699	Samsung Electronics Co., Ltd.	101,971
		160,269
	SWEDEN — 3.4%
2,932	Sandvik A.B.	65,110
	SWITZERLAND — 2.7%
524	SGS S.A.	50,837
	TAIWAN — 6.6%
7,304	Feng TAY Enterprise Co., Ltd.	36,060
658	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	89,521
		125,581
	UNITED KINGDOM — 4.6%
373	AstraZeneca PLC	50,270
1,355	Wizz Air Holdings Plc*	36,701
		86,971
	UNITED STATES — 5.5%
1,716	Baker Hughes Co.	57,486
409	Exxon Mobil Corp.	47,542
		105,028
	TOTAL COMMON STOCKS
	(Cost $1,740,512)	1,899,968

WCM Developing World Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2024 (Unaudited)

Principal Amount		Value
	BANK DEPOSIT INVESTMENTS — 1.2%
$23,520	UMB Bank, Money Market Special II, 5.18%[1]	$23,520
	TOTAL BANK DEPOSIT INVESTMENTS
	(Cost $23,520)	23,520
	TOTAL INVESTMENTS — 101.2%
	(Cost $1,764,032)	1,923,488
	Liabilities in Excess of Other Assets — (1.2)%	(22,919)
	TOTAL NET ASSETS — 100.0%	$1,900,569

ADR – American Depository Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.